Corporate Social Responsibility (CSR) expenditure (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 27,962
Expenses spent, corporate social responsibility	₨ 28,162	₨ 32,850